General and Administrative (Tables)	9 Months Ended
Sep. 30, 2020
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Salaries and Benefits	35	33	105	97
Administrative and Other	18	19	65	67
Stock-Based Compensation Expense (Recovery)	(3)	20	(15)	45
Other Long-Term Incentive Benefits Expense (Recovery)	-	-	(31)	-
	50	72	124	209